Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
Prospectus Date	rr_ProspectusDate	Jan. 08, 2025
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2025